Other Current assets (Tables)	6 Months Ended
Jun. 30, 2018
Other Assets [Abstract]
Other Current Assets
	December 31, 2017	June 30, 2018
Inventories	$7,790	$8,136
Insurance claims (Note 15)	3,044	1,878
Other	1,445	208
Other current assets	$12,279	$10,222